UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                               --------------------

Check here if Amendment | |; Amendment
Number:                                           ------------
  This Amendment (Check only one.):    | | is a restatement.
                                       | | adds new holdings entries.

Institutional Investment Manager filing this Report:


Name:   Marshfield Associates, Inc.
      ------------------------------------
        21 Dupont Circle, NW
      ------------------------------------
        Washington, DC 20036
      ------------------------------------

Form 13F File Number:
28-                         03998
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kimberly Vinick
        ------------------------------------
Title:    Chief Compliance Officer
        ------------------------------------
Phone:    (202) 828-6207
        ------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kimberly Vinick          Washington, DC            August 14, 2009
-----------------------------   -------------------      ---------------------
          [Signature]              [City, State]                [Date]

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                        ----------------

Form 13F Information Table Entry Total:        23
                                        ----------------

Form 13F Information Table Value Total:      725,885
                                        ----------------
                                           (thousands)


Marshfield Associates, Inc.
FORM 13F
June 30, 2009
                                                                                                 Voting Authority
                                                                                             --------------------------
                                     Title of                Value      Shares/     Sh/   Put/   Invstmt      Other
        Name of Issuer                class         CUSIP   (x$1000)    Prn Amt     Prn   Call   Dscretn    Managers          Sole
------------------------------       ---------    --------- --------    --------    ---   ----   -------  ------------      --------
Berkshire Hathaway Class A           COM          084670108    19706         219    SH           Sole                           219
Berkshire Hathaway Class B           COM          084670207    37763       13041    SH           Sole                         13041
Brown & Brown, Inc.                  COM          115236101    64168     3219660    SH           Sole                       3219660
Burlington Northern Santa Fe C       COM          12189T104    33847      460253    SH           Sole                        460253
Fairfax Financial Hldgs LTD          COM          303901102    48016      192458    SH           Sole                        192458
Fastenal Co                          COM          311900104     8187      246818    SH           Sole                        246818
HomeFed Corp                         COM          43739D307      469       23461    SH           Sole                         23461
J.P. Morgan Chase & Co.              COM          46625H100    13886      407090    SH           Sole                        407090
Johnson & Johnson                    COM          478160104     6306      111025    SH           Sole                        111025
Leucadia National Corporation        COM          527288104    46021     2182115    SH           Sole                       2182115
MDC Holdings                         COM          552676108     5840      193972    SH           Sole                        193972
Markel Corp                          COM          570535104     3325       11803    SH           Sole                         11803
Martin Marietta Materials            COM          573284106    41586      527203    SH           Sole                        527203
Moody's Corp.                        COM          615369105    19283      731791    SH           Sole                        731791
NVR Inc.                             COM          62944T105    33924       67526    SH           Sole                         67526
Odyssey Re Holdings                  COM          67612W108   108872     2723173    SH           Sole                       2723173
OneBeacon Insurance Group LT         COM          G67742109    13301     1137816    SH           Sole                       1137816
Sysco Corp                           COM          871829107     7636      339663    SH           Sole                        339663
US Bancorp                           COM          902973304    25455     1420483    SH           Sole                       1420483
Vulcan Materials Co                  COM          929160109    20039      464939    SH           Sole                        464939
Wells Fargo & Company                COM          949746101    69592     2868592    SH           Sole                       2868592
White Mountains Insurance Grou       COM          G9618E107    10130       44254    SH           Sole                         44254
YUM! Brands Inc                      COM          988498101    88532     2655429    SH           Sole                       2655429